United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

325 John H. McConnell Blvd., Suite 150 Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 325 John H. McConnell Blvd., Suite 150, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 247-9780

Date of fiscal year end:  10/31

Date of reporting period:  4/30/15

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Managed By: Shay Assets Management, Inc. SEMI-ANNUAL REPORT April 30, 2015

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	92.2%
1 Yr. Constant Maturity Treasury Based ARMS	19.2%
Fannie Mae Grantor Trust
3.64%		5/25/42	$5,808,120	$6,156,607
2.84%		8/25/43	7,194,964	7,582,845
Fannie Mae Whole Loan
3.74%		8/24/42	2,809,218	2,996,935
3.10%		8/25/42	6,476,407	7,022,744
2.67%		4/25/45	10,690,037	11,299,375
				35,058,506
12 Mo. London Interbank Offering Rate (LIBOR)	56.0%
Fannie Mae
2.27%		9/1/36	9,067,913	9,625,562
2.33%		6/1/37	14,647,380	15,621,972
2.28%		8/1/37	21,316,280	22,664,833
2.05%		9/1/37	5,836,923	6,252,232
2.19%		7/1/38	7,333,255	7,861,477
2.13%		9/1/38	18,015,091	19,214,950
2.33%		5/1/39	9,418,256	10,042,913
Freddie Mac
2.26%		5/1/39	10,340,895	11,061,759
				102,345,698
6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.38%		6/1/21	326,517	328,560
1.85%		12/1/24	851,220	871,820
Freddie Mac
2.10%		1/1/26	347,031	357,774
				1,558,154
6 Mo. London Interbank Offering Rate (LIBOR)	2.2%
Fannie Mae
1.61%		3/1/28	1,577,088	1,616,870
2.13%		6/1/28	258,419	271,430
1.51%		9/1/33	371,190	381,124
1.62%		11/1/33	1,144,210	1,176,493
1.63%		11/1/33	490,506	503,813
				3,949,730
Cost of Funds Index Based ARMS	11.2%
Fannie Mae
2.72%		2/1/28	6,208,932	6,499,895
1.94%		8/1/33	4,270,688	4,422,862
2.96%		11/1/36	4,721,384	5,063,443
1.95%		6/1/38	4,263,055	4,413,438
				20,399,638
SBA Pool Floaters	2.8%
Small Business Administration Pool
3.36%		10/25/38	4,585,061	5,201,486
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $ 164,755,581)				168,513,212

See notes to financial statements.

1

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (concluded)
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	1.7%
15 Yr. Securities	0.1%
Fannie Mae
7.50%		11/1/15	$741	$749
6.50%		1/1/16	1,762	1,789
6.00%		6/1/16	19,285	19,714
6.00%		7/1/17	23,125	24,176
6.00%		7/1/17	36,283	37,777
Freddie Mac
6.00%		6/1/17	57,164	59,589
				143,794
Collateralized Mortgage Obligations	1.6%
Fannie Mae
5.00%		2/25/18	938,404	979,749
4.00%		10/25/23	245,408	248,390
5.00%		3/25/24	1,574,544	1,682,100
4.00%		10/25/32	59,108	59,692
				2,969,931
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $ 2,983,286)				3,113,725

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES*	0.0%
Northern Institutional Treasury Portfolio, 0.01%		511	$511
TOTAL INVESTMENT COMPANIES (Cost $511)			511

	Percentage
	of Net	Principal
	Assets	Amount	Value
REPURCHASE AGREEMENTS	6.0%
Bank of America, 0.10%, (Agreement dated 4/30/15 to be repurchased at $11,032,031 on 05/1/15 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 3.50% with a value of $11,252,640, due at 4/20/45)		$11,032,000	$11,032,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,032,000)			11,032,000
TOTAL INVESTMENTS
(Cost $ 178,771,378)	99.9%		182,659,448
NET OTHER ASSETS (LIABILITIES)	0.1%		191,494
NET ASSETS	100.0%		$182,850,942

*   The rates presented are the rates in effect at April 30, 2015.

See notes to financial statements.

2

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	65.9%
1 Mo. London Interbank Offering Rate (LIBOR)	1.5%
Fannie Mae Grantor Trust
0.45%		4/25/35	$219,856	$219,027
1 Yr. Constant Maturity Treasury Based ARMS	26.7%
Fannie Mae
2.55%		5/1/31	384,586	407,859
2.37%		1/1/35	261,864	279,511
Fannie Mae Grantor Trust
3.64%		5/25/42	647,938	686,814
2.84%		8/25/43	1,405,047	1,480,794
Freddie Mac
2.35%		3/1/27	180,063	188,456
2.52%		8/1/31	721,975	758,187
				3,801,621
12 Mo. London Interbank Offering Rate (LIBOR)	37.7%
Fannie Mae
2.27%		9/1/36	421,763	447,700
2.05%		9/1/37	836,993	896,546
2.13%		9/1/38	1,291,219	1,377,218
2.33%		5/1/39	337,837	360,243
Freddie Mac
2.26%		5/1/39	2,124,318	2,272,405
				5,354,112
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $ 9,188,548)				9,374,760
FIXED RATE MORTGAGE-RELATED SECURITIES	15.2%
10 Yr. Securities	6.4%
Freddie Mac
2.50%		4/1/24	880,438	910,016
15 Yr. Securities	0.0%
Freddie Mac
8.00%		12/17/15	204	208
30 Yr. Securities	8.8%
Government National Mortgage Association
3.50%		9/15/42	1,181,612	1,253,062
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $ 2,190,986)				2,163,286

	Percentage
	of Net
	Assets		Shares	Value
INVESTMENT COMPANIES*	0.0%
Northern Institutional Treasury Portfolio, 0.01%			663	$663
TOTAL INVESTMENT COMPANIES
(Cost $ 663)				663

See notes to financial statements.

3

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (concluded)
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value
REPURCHASE AGREEMENTS	18.7%
Bank of America, 0.10%, (Agreement dated 4/30/15
to be repurchased at $2,649,007 on 5/1/15
Collateralized by Fixed Rate U.S. Government
Mortgage-Backed Security, 3.50%, with a value of
$2,701,981, due at 4/20/45)		$2,649,000	$2,649,000
TOTAL REPURCHASE AGREEMENTS
(Cost $ 2,649,000)			2,649,000
TOTAL INVESTMENTS
(Cost $ 14,029,197)	99.8%		14,187,709
NET OTHER ASSETS (LIABILITIES)	0.2%		35,227
NET ASSETS	100.0%		$14,222,936

*	The rates presented are the rates in effect at April 30, 2015.

See notes to financial statements.

4

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.3%
Aerospace & Defense	3.5%
United Technologies Corp.		15,000	$1,706,250
Air Freight & Logistics	3.5%
United Parcel Service, Inc.		17,000	1,709,010
Banks	4.5%
Wells Fargo & Co.		40,000	2,204,000
Beverages	8.6%
Coca-Cola Co.		52,500	2,129,400
PepsiCo, Inc.		22,000	2,092,640
			4,222,040
Capital Markets	2.5%
BlackRock, Inc.		3,400	1,237,396
Chemicals	2.5%
Praxair, Inc.		10,000	1,219,300
Diversified Financial Services	7.7%
American Express Co.		18,600	1,440,570
Berkshire Hathaway, Inc.(a)		11	2,347,400
			3,787,970
Electrical Equipment	3.6%
Emerson Electric Co.		30,000	1,764,900
Energy Equipment & Services Schlumberger Ltd.	2.7%
		14,000	1,324,540
Food & Staples Retailing	4.0%
Wal-Mart Stores, Inc.		25,500	1,990,275
Food Products	3.2%
General Mills, Inc.		28,000	1,549,520
Health Care Equipment & Supplies	5.4%
Abbott Laboratories		24,000	1,114,080
Becton, Dickinson & Co.		11,000	1,549,570
			2,663,650
Hotels, Restaurants & Leisure	3.9%
McDonald’s Corp.		20,000	1,931,000
Household Products	3.7%
Procter & Gamble		23,000	1,828,730
Industrial Conglomerates	7.6%
3M Company		10,000	1,563,900
General Electric Co.		80,000	2,166,400
			3,730,300
IT Services	4.5%
International Business Machines Corp.		13,000	2,226,770
Media	4.4%
The Walt Disney Company		20,000	2,174,400
Oil & Gas Consumable Fuels	7.7%
Chevron Corp.		17,000	1,888,020
Exxon Mobil Corp.		22,000	1,922,140
			3,810,160

See notes to financial statements.

5

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (concluded)
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Pharmaceuticals	4.2%
Johnson & Johnson		20,700	$2,053,440
Software	4.5%
Microsoft Corp.		45,000	2,188,800
Specialty Retail	3.1%
TJX Companies		24,000	1,548,960
TOTAL COMMON STOCKS
(Cost $ 26,748,270)			46,871,411
INVESTMENT COMPANIES*	4.5%
Northern Institutional Treasury Portfolio, 0.01%		2,198,141	2,198,141
TOTAL INVESTMENT COMPANIES
(Cost $ 2,198,141)			2,198,141
TOTAL INVESTMENTS
(Cost $28,946,411)	99.8%		49,069,552
NET OTHER ASSETS (LIABILITIES)	0.2%		88,905
NET ASSETS	100.0%		$49,158,457

*	The interest rate presented are the rates in effect at April 30, 2015.
(a)	Non-income producing security.

See notes to financial statements.

6

ASSET MANAGEMENT FUND
STATEMENTS OF ASSETS & LIABILITIES
April 30, 2015 (Unaudited)

		Short U.S.
	Ultra Short	Government	Large Cap
	Mortgage Fund	Fund	Equity Fund
Assets
Investments, at cost	$167,739,378	$11,380,197	$28,946,411
Investments, at value	$171,627,448	$11,538,709	$49,069,552
Repurchase agreements, cost equals fair value	11,032,000	2,649,000	—
Receivable for dividends and interest	368,133	28,871	38,181
Receivable for paydowns on mortgage-backed securities	85,772	25,232	—
Receivable for investment securities sold	—	—	97,556
Receivable for capital shares sold	—	—	873
Prepaid and other assets	24,355	2,137	8,665
Receivable from Adviser /Distributor	38,356	1,647	3,467
Total Assets	183,176,064	14,245,596	49,218,294
Liabilities
Income distribution payable	$138,026	$11,482	$—
Investment advisory fees payable	66,385	2,925	26,230
Administration fees payable	22,546	1,747	6,414
Distribution fees payable	36,880	1,755	8,668
Unitary fees payable	45,066	3,498	12,628
Accrued expenses and other payable	16,219	1,253	3,558
Capital shares redeemed payable	—	—	2,339
Total Liabilities	325,122	22,660	59,837
Net Assets	$182,850,942	$14,222,936	$49,158,457
Class I
Net assets	$182,850,942	$14,222,936	$—
Share of common stock outstanding	24,902,855	1,561,920	—
Net asset value per share	$7.34	$9.11	$—
Class AMF
Net assets	$—	$—	$42,211,061
Share of common stock outstanding	—	—	3,947,757
Net asset value per share	$—	$—	$10.69
Class H
Net assets	$—	$—	$6,947,396
Share of common stock outstanding	—	—	650,036
Net asset value per share	$—	$—	$10.69
Net Assets
Paid in capital	$489,918,335	$20,890,270	$21,757,129
Accumulated net investment income (loss)	(341,441)	(29,303)	(20,694)
Accumulated net realized gains (losses)	(310,614,022)	(6,796,543)	7,298,881
Unrealized appreciation (depreciation) on investments	3,888,070	158,512	20,123,141
Net assets	$182,850,942	$14,222,936	$49,158,457

See notes to financial statements.

7

ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

	Ultra Short Mortgage Fund	Short U.S. Government Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$1,667,382	$109,518	$—
Dividend income	17	6	632,390
Total investment income	1,667,399	109,524	632,390
Operating expenses:
Investment advisory	413,978	18,336	168,780
Distribution — Class AMF Shares	—	—	56,324
Distribution — Class I Shares	229,987	11,002	—
Administration	141,000	11,220	39,987
Unitary	281,118	22,377	79,531
Total expenses before fee reductions	1,066,083	62,935	344,622
Expenses reduced by Investment Advisor	(147,193)	(7,926)	—
Expenses reduced by Distributor	(91,994)	—	(22,529)
Net expenses	826,896	55,009	322,093
Net investment income	840,503	54,515	310,297

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from investment transactions	273,183	7,764	7,333,268
Change in unrealized appreciation (depreciation) on investments	(507,007)	30,131	(6,842,042)
Net realized and unrealized gains (losses) from investment activities	(233,824)	37,895	491,226
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$606,679	$92,410	$801,523

See notes to financial statements.

8

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Ultra Short Mortgage Fund		Short U.S. Government Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2015	October 31,	April 30, 2015	October 31,
	(Unaudited)	2014	(Unaudited)	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$840,503	$2,683,106	$54,515	$178,701
Net realized gains from investment transactions	273,183	1,530,242	7,764	16,250
Change in unrealized appreciation (depreciation) on investments	(507,007)	(1,028,806)	30,131	(21,133)
Change in net assets resulting from operations	606,679	3,184,542	92,410	173,818
Dividends paid to stockholders:
From net investment income	(1,119,129)	(3,548,085)	(87,429)	(237,236)
Total dividends paid to stockholders	(1,119,129)	(3,548,085)	(87,429)	(237,236)
Capital Transactions:
Proceeds from sale of shares	12,519,211	3,932,924	9,667	19,249
Value of shares issued to stockholders in reinvestment of dividends	200,344	573,469	9,278	27,665
Cost of shares repurchased	(26,868,629)	(81,492,358)	(715,122)	(5,138,509)
Change in net assets from capital transactions	(14,149,074)	(76,985,965)	(696,177)	(5,091,595)
Change in net assets	(14,661,524)	(77,349,508)	(691,196)	(5,155,013)
Net Assets:
Beginning of period	197,512,466	274,861,974	14,914,132	20,069,145
End of period	$182,850,942	$197,512,466	$14,222,936	$14,914,132

Accumulated net investment income (losses)	$(341,441)	$(62,815)	$(29,303)	$3,611

See notes to financial statements.

9

ASSET MANAGEMENT FUND STATEMENTS OF CHANGES IN NET ASSETS (continued)
	Large Cap Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$310,297	$842,007
Net realized gains from investment transactions	7,333,268	20,820,007
Change in unrealized appreciation (depreciation) on investments	(6,842,042)	(13,829,468)
Change in net assets resulting from operations	801,523	7,832,546
Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(280,525)	(786,064)
Class H Stockholders	(50,465)	(90,330)
From net realized gains:
Class AMF Shares	(2,807,875)	(5,989,997)
Class H Shares	(440,239)	(385,802)
Total dividends paid to stockholders	(3,579,104)	(7,252,193)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	378,844	845,033
Value of shares issued to stockholders in reinvestment of dividends	2,657,124	5,368,369
Cost of shares repurchased	(2,247,101)	(5,431,818)
Cost of in-kind shares repurchased	(10,998,735)	(35,958,472)
Class H Shares:
Proceeds from sale of shares	650,062	1,648,440
Value of shares issued to stockholders in reinvestment of dividends	6,772	437,325
Cost of shares repurchased	(154,571)	(1,162,172)
Change in net assets from capital transactions	(9,707,605)	(34,253,295)
Change in net assets	(12,485,186)	(33,672,942)
Net Assets:
Beginning of period	61,643,643	95,316,585
End of period	$49,158,457	$61,643,643
Accumulated net investment (losses)	$(20,694)	$(1)

See notes to financial statements.

10

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND FINANCIAL HIGHLIGHTS Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2015		Year Ended October 31,
	(Unaudited)		2014	2013		2012	2011	2010
Net asset value, beginning of period	$7.36		$7.37	$7.36		$7.39	$7.50	$7.33
Income (Loss) from investment operations:
Net investment income	0.0306		0.0722	0.0626		0.0906	0.1166	0.2054
Net realized and unrealized gains (losses) from investments	(0.0062)		0.0225	0.0725		0.0163	(0.0457)	0.2082
Total from investment operations	0.0244		0.0947	0.1351		0.1069	0.0709	0.4136
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0444)		(0.1047)	(0.1251)		(0.1369)	(0.1809)	(0.2436)
Change in net asset value	(0.02)		(0.01)	0.01		(0.03)	(0.11)	0.17
Net asset value, end of period	$7.34		$7.36	$7.37		$7.36	$7.39	$7.50
Total return	0.33%	(a)	1.30%	1.86%	*	1.46%	0.97%	5.75%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$182,851		$197,512	$274,862		$394,390	$436,485	$682,115
Ratio of net expenses to average net assets	0.90%	(b)	0.80%	0.79%		0.73%	0.67%	0.57%
Ratio of net investment income to average net assets	0.91%	(b)	1.08%	0.99%		1.26%	1.71%	2.88%
Ratio of gross expenses to average net assets**	1.16%	(b)	1.09%	1.12%		1.05%	0.97%	0.87%
Portfolio turnover rate	0%	(a)	3%	30%		77%	57%	74%
*
During the fiscal year ended October 31, 2013, the Ultra Short Mortgage Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One Year return would have been (0.20)%.

**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

11

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2015		Year Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.10		$9.12	$9.29	$9.30	$9.45	$9.49
Income (Loss) from investment operations:
Net investment income	0.0308		0.0920	0.0803	0.1377	0.1592	0.2236
Net realized and unrealized gains (losses) from investments	0.0330		0.0165*	(0.0939)	0.0377	(0.1204)	(0.0115)
Total from investment operations	0.0638		0.1085	(0.0136)	0.1754	0.0388	0.2121
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0538)		(0.1285)	(0.1564)	(0.1854)	(0.1888)	(0.2521)
Change in net asset value	0.01		(0.02)	(0.17)	(0.01)	(0.15)	(0.04)
Net asset value, end of period	$9.11		$9.10	$9.12	$9.29	$9.30	$9.45
Total return	0.70%	(a)	1.20%	(0.14% )**	1.91%	0.43%	2.28%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$14,223		$14,914	$20,069	$23,607	$24,738	$26,006
Ratio of net expenses to average net assets	0.75%	(b)	0.75%	0.75%	0.75%	0.73%	0.63%
Ratio of net investment income to average net assets	0.74%	(b)	1.07%	0.95%	1.48%	1.71%	2.44%
Ratio of gross expenses to average net assets***	0.86%	(b)	0.87%	0.84%	0.78%	0.73%	0.63%
Portfolio turnover rate	0%	(a)	19%	43%	44%	114%	44%
*
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

**
During the fiscal year ended October 31, 2013, the Short U.S. Government Fund received monies related to certain nonre-curring litigation settlements. If these monies were not received, the One Year return would have been (0.47)%.

***	During the periods shown, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

12

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS AMF SHARES FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2015		Year Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.37		$11.10	$9.41	$8.53	$7.95	$7.11
Income from operations:
Net investment income	0.07		0.13	0.11	0.12	0.11	0.09
Net realized and unrealized gains (losses) from investments	0.05		1.03	2.02	1.07	0.58	0.85
Total from investment operations	0.12		1.16	2.13	1.19	0.69	0.94
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.07)		(0.14)	(0.12)	(0.12)	(0.11)	(0.10)
From net realized gains	(0.73)		(0.75)	(0.32)	(0.19)	—	—
Total distributions	(0.80)		(0.89)	(0.44)	(0.31)	(0.11)	(0.10)
Change in net asset value	(0.68)		0.27	1.69	0.88	0.58	0.84
Net asset value, end of period	$10.69		$11.37	$11.10	$9.41	$8.53	$7.95
Total return	0.94%	(a)	10.90%	23.55%	14.16%	8.66%	13.35%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$42,211		$54,780	$89,562	$82,373	$76,905	$88,368
Ratio of net expenses to average net assets	1.26%	(b)	1.24%	1.22%	1.20%	1.14%	1.04%
Ratio of net investment income to average net assets	1.19%	(b)	1.13%	1.11%	1.25%	1.25%	1.23%
Ratio of gross expenses to average net assets*	1.36%	(b)	1.34%	1.32%	1.30%	1.24%	1.15%
Portfolio turnover rate	5%	(a)	7%	5%	8%	7%	14%
*			During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

13

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS H SHARES FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2015		Year Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.36		$11.10	$9.41	$8.53	$7.95	$7.11
Income from operations:
Net investment income	0.07		0.13	0.13	0.13	0.12	0.11
Net realized and unrealized gains (losses) from investments	0.07		1.04	2.01	1.07	0.58	0.85
Total from investment operations	0.14		1.17	2.14	1.20	0.70	0.96
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.08)		(0.16)	(0.13)	(0.13)	(0.12)	(0.12)
From net realized gains	(0.73)		(0.75)	(0.32)	(0.19)	—	—
Total distributions	(0.81)		(0.91)	(0.45)	(0.32)	(0.12)	(0.12)
Change in net asset value	(0.67)		0.26	1.69	0.88	0.58	0.84
Net asset value, end of period	$10.69		$11.36	$11.10	$9.41	$8.53	$7.95
Total return	1.11%	(a)	10.99%	23.74%	14.33%	8.83%	13.59%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$6,947		$6,864	$5,755	$4,413	$3,440	$2,937
Ratio of net expenses to average net assets	1.11%	(b)	1.09%	1.07%	1.05%	0.99%	0.85%
Ratio of net investment income to average net assets	1.26%	(b)	1.15%	1.24%	1.39%	1.39%	1.41%
Ratio of gross expenses to average net assets	1.11%	(b)	1.09%	1.07%	1.05%	0.99%	0.90% *
Portfolio turnover rate	5%	(a)	7%	5%	8%	7%	14%
*			During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements

14

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of April 30, 2015, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the Ultra Short Mortgage Fund, the Short U.S. Government Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Trust’s Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Trust’s Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration

15

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (Unaudited)

factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2015:
		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Portfolio	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages*	$—	$171,626,937	$—	$171,626,937
Repurchase Agreements	—	11,032,000	—	11,032,000
Investment Companies	511	—	—	511
Total Investments	511	182,658,937	—	182,659,448
Short U.S. Government Fund
U.S. Government Agency Mortgages*	—	11,538,046	—	11,538,046
Repurchase Agreements	—	2,649,000	—	2,649,000
Investment Companies	663	—	—	663
Total Investments	663	14,187,046	—	14,187,709
Large Cap Equity Fund
Common Stocks	46,871,411	—	—	46,871,411
Investment Companies	2,198,141	—	—	2,198,141
Total Investments	49,069,552	—	—	49,069,552

*  Classifications as defined in the Schedule of Investments

As of April 30, 2015, there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of April 30, 2015, based on levels assigned to securities as of October 31, 2014.

REPURCHASE AGREEMENTS

With the exception of the Large Cap Equity Fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian, receive delivery of the underlying securities collateralizing repurchase agreements. The Funds require the custodian to take possession of all securities held as collateral for repurchase agreements. The value of collateral underly-

ing the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited. See the Funds’ Statements of Assets and Liabilities for the value of investments in repurchase agreements at April 30, 2015.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a

16

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (Unaudited)

when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. There were no when-issued securities held in the Funds as of April 30, 2015.

DIVIDENDS TO SHAREHOLDERS

Ultra Short Mortgage Fund and Short U.S. Government Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

EXPENSE ALLOCATION

Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets or other reasonable basis.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a scientific basis and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

B. Fees and transactions with affiliates were as follows:

Shay Assets Management, Inc. “SAMI” serves the Trust as investment adviser (the “Adviser”). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. “SISI”. SISI is controlled by Rodger D. Shay, Jr., Chairman of the Board and President of Shay Financial Services, Inc. “SFSI”, also a wholly-owned subsidiary of SISI.

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.26% of average daily net assets for the period ended April 30, 2015.

17

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (Unaudited)

The investment advisory fee rate for the Short U.S. Government Fund is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

The Adviser has contractually agreed to reduce its advisory fees charged to the Short U.S. Government Fund, to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75% through February 28, 2015. As a result of the contractual expense limit, the Adviser reduced its advisory fees charged for the Short U.S Government Fund by $7,926 for the period ended April 30, 2015.

SFSI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, Jr., Chairman of the Board and the President of SFSI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for the Ultra Short Mortgage Fund is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2015.

The distribution fee rate for the Short U.S. Government Fund is based upon an annual percentage of the average daily net assets of the funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2015. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

BUSINESS MANAGER AND ADMINISTRATOR

Effective November 1, 2014, the Trust entered into a Management and Administration Agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”) on behalf of the Funds to serve as business manager and administrator for the Trust on behalf of the Funds. This Agreement supplements and replaces the Compliance Services, Financial Services and Governance and Regulatory Oversight Services Agreements with Beacon Hill. Pursuant to the terms of the Agree-

ment, Beacon Hill, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Beacon Hill include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, Beacon Hill pays all operating expenses of the Trust not specifically assumed by the Trust, unless the Trust or the Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Beacon Hill) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of trustees of the Trust who are not interested persons of the Trust, as defined in the 1940 Act; and all other operating expenses not specifically assumed by the Trust. In paying expenses that would otherwise be obligations of the Trust, Beacon Hill is expressly acting as an agent on behalf of the Trust. For services under the Agreement and expenses assumed by Beacon Hill, the Trust pays Beacon Hill an annual fee of 0.35% of average daily net assets of the Funds; subject to an aggregate minimum annual fee of $1,160,000 for the Funds.

18

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (Unaudited)

C. Transactions in shares of the Funds for the period ended April 30, 2015 and year ended October 31, 2014 were as follows:

	Ultra Short Mortgage Fund
	Period Ended	Year Ended
	April 30, 2015	October 31, 2014
Share transactions:
Sale of shares	1,702,812	534,969
Shares issued to stockholders in reinvestment of dividends	27,244	77,978
Shares repurchased	(3,652,289)	(11,078,581)
Net (decrease)	(1,922,233)	(10,465,634)
Shares Outstanding
Beginning of period	26,825,088	37,290,722
End of period	24,902,855	26,825,088

	Short U.S. Government Fund
	Period Ended	Year Ended
	April 30, 2015	October 31, 2014
Share transactions:
Sale of shares	1,062	2,120
Shares issued to stockholders in reinvestment of dividends	1,019	3,048
Shares repurchased	(78,659)	(566,905)
Net (decrease)	(76,578)	(561,737)
Shares Outstanding
Beginning of period	1,638,498	2,200,235
End of period	1,561,920	1,638,498

	Large Cap Equity Fund
	Period Ended	Year Ended
	April 30, 2015	October 31, 2014
Share transactions Class AMF:
Sale of shares	35,256	77,436
Shares issued to stockholders in reinvestment of dividends	242,891	495,462
Shares repurchased	(207,612)	(491,600)
In-kind shares repurchased	(942,786)	(3,327,639)
Net (decrease)	(872,251)	(3,246,341)
Shares Outstanding
Beginning of period	4,820,008	8,066,349
End of period	3,947,757	4,820,008

Share transactions Class H:
Sale of shares	59,221	151,200
Shares issued to stockholders in reinvestment of dividends	620	40,415
Shares repurchased	(13,937)	(105,826)
Net increase	45,904	85,789
Shares Outstanding
Beginning of period	604,132	518,343
End of period	650,036	604,132

19

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (Unaudited)

REDEMPTION-IN-KIND

For the period ended April 30, 2015, the Large Cap Equity Fund effected a redemption-in-kind as follows:
Fund	Quantity of Redemptions In-Kind Processed	Value of Securities and Cash Redeemed In-Kind	Realized Gains from Redemptions In-Kind
Large Cap Equity Fund	1	$10,998,735	$5,221,120

D. For the period ended April 30, 2015, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra Short Mortgage Fund	Short U.S. Government Fund	Large Cap Equity Fund
Purchases	$—	$—	$2,370,323
Sales	—	—	15,650,372

For the period ended April 30, 2015, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra Short Mortgage Fund	Short U.S. Government Fund
Purchases	$—	$—
Sales	20,657,367	2,342,118

E. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2014 and 2013, were as follows:

	Distributions paid from	Total Taxable	Total Distributions
2014	Ordinary Income	Distributions	Paid*
Ultra Short Mortgage Fund	$3,647,786	$3,647,786	$3,647,786
Short U.S. Government Fund	243,608	243,608	243,608

	Distributions paid from	Total Taxable	Total Distributions
2013	Ordinary Income	Distributions	Paid*
Ultra Short Mortgage Fund	$5,656,633	$5,656,633	$5,656,633
Short U.S. Government Fund	384,438	384,438	384,438

*	Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2014 and 2013 for the Large Cap Equity Fund were as follows:

	Distributions paid from	Net Long	Total Taxable	Tax Return	Total Distributions
2014	Ordinary Income	Term Gains	Distributions	of Capital	Paid
Large Cap Equity Fund	$1,010,948	$6,241,245	$7,252,193	$—	$7,252,193

	Distributions paid from	Net Long	Tax Return	Total Distributions
2013	Ordinary Income	Term Gains	of Capital	Paid
Large Cap Equity Fund	$1,075,179	$2,847,836	$—	$3,923,015

20

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (Unaudited)

At April 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax		Net Unrealized
		Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Ultra Short Mortgage Fund	$178,772,489	$4,082,856	$(195,897)	$3,886,959
AMF Short U.S. Government Fund	14,029,197	196,812	(38,300)	158,512
AMF Large Cap Equity Fund	28,946,411	20,700,896	(577,755)	20,123,141

As of October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Undistributed					Total
	Undistributed	Long Term			Accumulated	Unrealized	Accumulated
	Ordinary	Capital	Accumulated	Distributions	Capital and	Appreciation/	Earnings
	Income	Gains	Earnings	Payable	Other Losses	(Depreciation)	(Deficit)
Ultra Short Mortgage Fund	$146,263	$—	$146,263	$(209,077)	$(310,886,095)	$4,393,966	$(306,554,943)
Short U.S. Government Fund	18,720	—	18,720	(15,112)	(6,804,307)	128,381	(6,672,318)
Large Cap Equity Fund	—	3,213,727	3,213,727	—	—	26,965,183	30,178,910

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

At October 31, 2014, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount		Expires
Ultra Short Mortgage Fund	$1,808,482		2015
Ultra Short Mortgage Fund	7,491,105		2016
Ultra Short Mortgage Fund	9,348,253		2017
Ultra Short Mortgage Fund	290,225,068		2018
Ultra Short Mortgage Fund	2,013,187		2019
Short U.S. Government Fund	357,577	*	2015
Short U.S. Government Fund	1,071,031	*	2016
Short U.S. Government Fund	5,140,920	*	2018

*     A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended October 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended October 31, 2012, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended October 31, 2012, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended October 31, 2012, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the tax year ended October 31, 2014, Ultra Short Mortgage Fund and Short U.S. Government Fund had net capital loss carry-forward amounts expire of $13,263,445 and $880,563 respectively. The Ultra Short Mortgage Fund utilized $705,896 in capital loss carryforwards.

21

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
April 30, 2015 (Unaudited)

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

	Short Term	Long Term
	Capital Loss	Capital Loss
Fund	Carryforward	Carryforward
Short U.S. Government Fund	$199,071	$35,708

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, change in tax characterization and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At October 31, 2014, the following reclassifications were recorded:

		Accumulated
	Undistributed Net	Undistributed Net
	Investment Income (Loss)	Realized Gains (Losses)	Paid in Capital
Ultra Short Mortgage Fund	$824,346	$12,439,099	$(13,263,445)
Short U.S. Government Fund	67,204	813,359	(880,563)
Large Cap Equity Fund	34,387	(17,606,274)	17,571,887

F. SHAREHOLDER CONCENTRATION

At April 30, 2015 the Short U.S. Government Fund had a concentrated number of shareholders invested in the Fund. Investment activities of these concentrated investors could have a material effect on the Fund.

G. SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the Trust was held on March 25, 2015 for purpose of voting to elect five Trustees to the Board of Trustees of the Trust. The total shares voted were 12,100,321 and the results were as follows:

	For	% Voted For	Withheld	% Voted WH
David F. Holland	11,737,074	97.00%	363,247	3.00%
Carla S. Carstens	11,744,510	97.06%	355,811	2.94%
David J. Gruber	11,744,814	97.06%	355,507	2.94%
Rodger D. Shay Jr.	11,597,596	95.85%	502,725	4.15%
Dana A. Gentile	11,744,785	97.06%	355,536	2.94%

Each of David F. Holland, Carla S. Carstens, David J. Gruber, Rodger D. Shay, Jr. and Dana A Gentile were elected as a Trustee of the Board of the Trust for an indefinite term.

H. SUBSEQUENT EVENTS

The Funds have evaluated events from April 30, 2015 through the date that these financial statements were issued. There are no additional subsequent events to report that would have a material impact on the Funds’ financial statements.

22

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
April 30, 2015 (Unaudited)

Disclosure regarding Annual Review of Asset Management Fund’s Investment Advisory Agreements

The Board of Trustees of Asset Management Fund (the “Trust”) approved the renewal of the investment advisory agreement for each series of the Trust (each, a “Fund” and collectively, the “Funds”) with the Funds’ investment adviser, Shay Assets Management, Inc. (the “Investment Adviser”), at an in-person meeting on January 28-29, 2015. In considering renewal of the investment advisory agreements (each, an “Investment Advisory Agreement” and collectively, the “Investment Advisory Agreements”), the Board of Trustees (the “Board”) received a recommendation from the Independent Trustees for the renewal of each Investment Advisory Agreement.

In preparation for their review process, the Independent Trustees met with the Trust’s counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Investment Adviser. The Investment Adviser and the Administrator to the Trust, Beacon Hill Fund Services, Inc. (“Beacon Hill”), provided information in response to the request. Among other information, the Independent Trustees reviewed materials to assess the services provided by the Investment Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the Investment Advisory Agreements to the Investment Adviser, economies of scale and fall-out benefits to the Investment Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the Investment Advisory Agreements. In considering renewal of the Investment Advisory Agreements, the Independent Trustees met independently of management and of the interested Trustees to review and discuss materials received from the Investment Adviser, Beacon Hill and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Investment Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the Investment Advisory Agreements.

Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to continue the Investment Advisory Agreement for each Fund. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided under each Investment Advisory Agreement. The Board reviewed the experience and skills of the Investment Adviser’s investment management teams. The Board also considered the Investment Adviser’s ability to manage investments that meet the specialized needs of the shareholders of the Funds. The Board considered the compliance program established by the Investment Adviser and the level of compliance attained by the Investment Adviser. The Board additionally considered the oversight provided by the Investment Adviser with respect to valuation of portfolio securities.

The Board reviewed each Fund’s investment performance for the one-, three-, five- and ten-year periods ended October 31, 2014 and compared this information to the performance of a peer universe of funds in the same Morningstar category and to the performance of each Fund’s respective benchmark index based on information and data provided by Beacon Hill. The Board noted that actual performance comparisons for the Ultra Short Mortgage Fund and the Short U.S. Government Fund were positively affected for certain periods as a result of litigation proceeds received by the Funds in 2013. Therefore, the Board also reviewed performance information for these Funds without the effect of the litigation proceeds. The Board considered whether investment results were consistent with each Fund’s investment objective and policies and noted that the Funds (other than the Large Cap Equity Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer universe of funds for the most part are not subject to such limitations.

With respect to the Ultra Short Mortgage Fund, the Board noted that the Fund’s performance, including the effect of the litigation proceeds, was in the 1st quartile, 1st quartile, 1st quartile and 4th quartile, respectively, of its peer universe for the one-, three-, five- and ten-year periods ended October 31, 2014. The Board also noted that without the litigation proceeds the Fund’s performance was estimated to be in the 1st quartile, 2nd quartile, 2nd quartile and 4th quartile, respectively, for the one-, three-, five- and ten-year periods ended October 31, 2014. With respect to the Short U.S. Government Fund, the Board noted that the Fund’s performance, including the effect of the litigation proceeds, was in the 1st quartile, 1st quartile, 3rd quartile and 4th quartile, respectively, of its peer universe for the one-, three-, five- and ten-year periods ended October 31, 2014. The Board also

23

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
April 30, 2015 (Unaudited)

noted that without the litigation proceeds, the Fund’s performance was estimated to be in the 1st quartile, 2nd quartile, 3rd quartile and 4th quartile, respectively, of its peer universe for the one-, three-, five- and ten-year periods ended October 31, 2014. The Board noted that both the Ultra Short Mortgage Fund and the Short U.S. Government Fund outperformed its applicable benchmark over the one-, three- and five-year periods and underperformed the benchmark over the ten-year period, in all cases both with and without the effects on the litigation proceeds. In evaluating performance over the ten-year period for each Fund, the Board considered that the ten-year period continued to include the impact of the extraordinary market circumstances that began in 2008 and their disproportionate effect on the Funds.

With respect to the Large Cap Equity Fund, the Board noted that the Fund’s performance was in the 4th quartile, 4th quartile, 3rd quartile and 4th quartile, respectively, of its peer universe for the one-, three-, five-and ten-year periods ended October 31, 2014. The Board discussed with the Investment Adviser the circumstances contributing to the Fund’s relative underperformance as of October 31, 2014, noting that the Fund employs a relatively conservative investment strategy that typically results in better relative performance in a down market, with lower relative returns during an upside market. The Board considered that the Fund had positive absolute performance in each period; that the Fund continued to maintain a three-star Morningstar ranking as of October 31, 2014; and that over the most recent market cycle, the Fund generally performed comparably to its benchmark, the S&P 500 Index. The Investment Adviser also discussed with the Board potential strategic options for the Fund.

On the basis of this evaluation and its ongoing review of investment results, the Board concluded that it was in the best interests of the Funds to renew the Investment Advisory Agreements.

Fees and Expenses. The Board reviewed each Fund’s contractual investment advisory fees and actual total expense ratios. The Board received information, based upon Morningstar data as of October 31, 2014, comparing each Fund’s contractual and actual investment advisory fees and actual total expense ratio to the contractual investment advisory fees and actual total expense ratios of funds in a peer group based upon asset size and in a peer universe. The information provided to the Board showed that the Short U.S. Government Fund’s and the Large Cap Equity Fund’s contractual and actual investment advisory fees were below the average and the median of the applicable Morningstar peer group. Although above the average and the median of the Morningstar peer group, the Board concluded that the contractual investment advisory fee for the Ultra Short Mortgage Fund was within a reasonable range, and noted that after waivers, the actual advisory fee was below the peer group average. The information provided to the Board showed that, each Fund’s actual total expense ratio was within the 4th quartile of the applicable Morningstar peer group. The Board noted that the higher total expense ratios for the Funds could be attributed to the declining assets of the Funds and considered recent successful efforts by the Investment Adviser and Beacon Hill to reduce Fund expenses. The Board also noted that many peer funds do not charge a Rule 12b-1 fee, which could impact the rankings of the Funds’ total expense ratios, which include Rule 12b-1 fees, in their respective peer groups. The Board received information on fee waivers and noted that each Fund is currently benefiting from fee waivers. The Board noted that the Investment Adviser indicated its current intention to continue the current voluntary fee waivers with respect to the Ultra Short Mortgage Fund and the Large Cap Equity Fund. In addition, the Board took into consideration the contractual limitation on expenses contained in the Investment Advisory Agreement for the Short U.S. Government Fund. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Investment Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Adviser.

Profitability. The Board received the financial statements of the Investment Adviser and considered information related to the profitability to the Investment Adviser of the Investment Advisory Agreements with the Funds. Based upon the information provided, the Board concluded that the profits realized by the Investment Adviser in connection with the management of the Funds were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund. The Board also considered the current net assets of each Fund. The Board concluded that the investment advisory fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to the Investment Adviser. The Board also considered the character and amount of other incidental benefits received by the Investment Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust’s Distributor, as a result of the Investment Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to

24

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
April 30, 2015 (Unaudited)

the Distributor and noted that the Distributor reported that it had incurred expenses greater than its 12b-1 fee revenues in providing distribution services to the Trust during the fiscal year ended October 31, 2014. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Investment Adviser does not use brokerage of the Funds to obtain third party research.

Conclusion. Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Investment Advisory Agreements continue to be fair and reasonable and that continuance of the Investment Advisory Agreements is in the best interest of each Fund.

25

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
April 30, 2015 (Unaudited)

A. SECURITY ALLOCATION
ULTRA SHORT MORTGAGE FUND
Percentage of
Security Allocation	Net Assets
Adjustable Rate Mortgage-Related Securities	92.2%
Fixed Rate Mortgage-Related Securities	1.7%
Investment Companies	0.0%
Repurchase Agreements	6.0%
Total	99.9%

SHORT U.S. GOVERNMENT FUND
Percentage of
Security Allocation	Net Assets
Adjustable Rate Mortgage-Related Securities	65.9%
Fixed Rate Mortgage-Related Securities	15.2%
Investment Companies	0.0%
Repurchase Agreements	18.7%
Total	99.8%

LARGE CAP EQUITY FUND
Percentage of
Security Allocation	Net Assets
Common Stocks	95.3%
Investment Companies	4.5%
Total	99.8%

B. EXPENSE COMPARISON:

    As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.
ACTUAL EXPENSES

    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/1/14	4/30/15	11/1/14-4/30/15	11/1/14-4/30/15
Ultra Short Mortgage Fund		$1,000.00	$1,003.30	$4.47	0.90%
Short U.S Government Fund		1,000.00	1,007.00	3.73	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	1,009.40	6.28	1.26%
	Class H	1,000.00	1,011.10	5.53	1.11%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (181) divided by the number of days in the current year (365).

**	Annualized.

26

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
April 30, 2015 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/1/14	4/30/15	11/1/14-4/30/15	11/1/14-4/30/15
Ultra Short Mortgage Fund		$1,000.00	$1,020.33	$4.51	0.90%
Short U.S Government Fund		1,000.00	1,021.08	3.76	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	1,018.55	6.31	1.26%
	Class H	1,000.00	1,019.29	5.56	1.11%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (181) divided by the number of days in the current year (365).

**	Annualized.

C. OTHER INFORMATION:

    The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

    A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

    The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-247-9780.

27

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28

DISTRIBUTOR
Shay Financial Services, Inc.
1000 Brickell Avenue, Suite 500
Miami, FL 33131

INVESTMENT ADVISER
Shay Assets Management, Inc.
1000 Brickell Avenue, Suite 500
Miami, FL 33131

GOVERNANCE AND REGULATORY SERVICES
Beacon Hill Fund Services, Inc.
325 John H. McConnell Boulevard, Suite 150
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

LEGAL COUNSEL
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

AMF-SEMI-0415

29

Item 2.	Code of Ethics.

Not applicable — only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: July 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Dana Gentile
Dana Gentile
President

Date: July 6, 2015

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: July 6, 2015